CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of cash flows [abstract]
Net (loss)	$ (479)	$ (499)
Adjustments to reconcile net (loss) to net cash flows from operating activities
Depreciation, amortization, impairments and fair value adjustments	779	709
Equity-based compensation expense	51	28
Non-cash change in provisions and other non-current liabilities	13	15
Losses on disposal and other adjustments on property, plant & equipment and other non-current assets, net	15	4
Interest expense	61	44
Other financial income & expense	16	16
Taxes	(92)	338
Interest received	4	1
Interest paid	(50)	(28)
Other financial payments	(3)	(13)
Taxes paid	(46)	(64)
Net cash flows before working capital changes and net payments out of provisions and other non-current liabilities	269	551
Net payments out of provisions and other cash movements in non-current liabilities	(58)	(68)
Change in net current assets and other operating cash flow items	(153)	(182)
Net cash flows from operating activities	58	301
Purchase of property, plant & equipment	(168)	(206)
Purchase of intangible assets	(32)	(55)
Purchase of financial assets	(1)	(15)
Proceeds from sales of financial assets	0	1
Acquisition of business, net	0	(283)
Net cash flows used in investing activities	(201)	(558)
Movements of financing provided by former parent, net	0	(2,658)
Proceeds from non-current financial debts, net of issuance costs	744	1,745
Proceeds from Bridge Facility, net of issuance costs	0	1,495
Change in current financial debts	(59)	214
Lease payments	(33)	(22)
Change in other financial receivables from former parent	0	39
Change in other financial liabilities to former parent	0	(67)
Other financing cash flows	(17)	1
Net cash flows from financing activities	635	747
Effect of exchange rate changes on cash and cash equivalents	10	4
Net change in cash and cash equivalents	502	494
Cash and cash equivalents at January 1	822	227
Cash and cash equivalents at June 30	$ 1,324	$ 721